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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Short Term Bond Fund

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 29.0%
Aerospace & Defense 0.3%
L-3 Communications Corp.
11/15/16	3.950%	$7,465,000	$7,928,166
Banking 8.5%
Abbey National Treasury Services PLC Bank Guaranteed (a)
04/25/14	2.046%	12,000,000	11,471,683
BB&T Corp. Senior Unsecured (a)
04/28/14	1.166%	10,237,000	10,292,874
BNP Paribas SA Bank Guaranteed (a)
01/10/14	1.358%	5,690,000	5,545,130
Bank of Montreal Senior Unsecured (a)
04/29/14	0.918%	8,420,000	8,447,794
Bank of New York Mellon Corp. (The) Senior Unsecured (a)
07/28/14	0.736%	11,000,000	10,984,251
Capital One Financial Corp. Senior Unsecured (a)
07/15/14	1.617%	11,085,000	11,015,752
Citigroup, Inc. Senior Unsecured
06/15/16	3.953%	17,100,000	17,521,652
Commonwealth Bank of Australia Senior Unsecured (b)
10/15/14	3.750%	11,000,000	11,515,141
Goldman Sachs Group, Inc. (The) Senior Unsecured (a)
03/22/16	0.918%	14,175,000	12,826,575
HSBC USA, Inc. Senior Unsecured
02/13/15	2.375%	13,500,000	13,653,873
ING Bank NV Senior Unsecured (a)(b)
06/09/14	1.868%	12,000,000	11,837,712
JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	16,185,000	16,644,719
KeyCorp Senior Unsecured
08/13/15	3.750%	10,000,000	10,556,144
Lloyds TSB Bank PLC Bank Guaranteed
01/21/16	4.875%	11,500,000	12,073,114
Merrill Lynch & Co., Inc. Senior Unsecured
01/15/15	5.000%	17,200,000	17,796,032

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Morgan Stanley Senior Unsecured (a)
01/09/14	0.761%	$15,000,000	$14,265,735
Toronto-Dominion Bank (The) Senior Unsecured (a)
07/14/14	0.755%	9,765,000	9,801,814
U.S. Bank Subordinated Notes (a)
04/29/20	3.778%	14,000,000	14,626,836
Wells Fargo & Co. Senior Unsecured (a)
10/28/15	0.666%	17,832,000	17,460,256
Total			238,337,087
Chemicals 0.3%
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	7,570,000	7,650,197
Construction Machinery 0.4%
Caterpillar Financial Services Corp. Senior Unsecured
05/29/15	1.100%	5,365,000	5,395,022
John Deere Capital Corp. Senior Unsecured (a)
03/03/14	0.687%	7,483,000	7,502,209
Total			12,897,231
Diversified Manufacturing 0.9%
Ingersoll-Rand Global Holding Co., Ltd.
04/15/14	9.500%	6,002,000	6,821,993
Tyco International Finance SA
10/15/14	4.125%	9,220,000	9,950,593
United Technologies Corp. Senior Unsecured (a)
06/01/15	0.967%	7,875,000	7,959,082
Total			24,731,668
Electric 1.6%
CenterPoint Energy Houston Electric LLC (b)
01/15/14	5.750%	1,000,000	1,069,999
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/14	5.550%	265,000	286,613
DTE Energy Co. Senior Unsecured (a)
06/03/13	1.167%	7,095,000	7,115,811
Jersey Central Power & Light Co. Senior Unsecured
05/01/16	5.625%	2,000,000	2,291,580

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
07/01/13	5.500%	$9,525,000	$9,995,278
02/02/15	1.000%	3,815,000	3,834,014
Nevada Power Co.
03/15/16	5.950%	1,175,000	1,345,280
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	5,870,000	6,184,843
Progress Energy, Inc. Senior Unsecured
03/15/14	6.050%	2,715,000	2,939,178
Sierra Pacific Power Co.
09/01/13	5.450%	1,710,000	1,793,812
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	6,795,000	7,089,594
Total			43,946,002
Food and Beverage 1.7%
Anheuser-Busch InBev Worldwide, Inc. (a)
07/14/14	0.827%	11,375,000	11,438,529
Bacardi Ltd. (b)
04/01/14	7.450%	6,200,000	6,844,769
General Mills, Inc. Senior Unsecured (a)
05/16/14	0.816%	11,445,000	11,467,261
Kraft Foods Group, Inc. (b)
06/04/15	1.625%	8,200,000	8,286,748
SABMiller PLC (b)
Senior Unsecured
08/15/13	5.500%	4,685,000	4,901,503
01/15/14	5.700%	4,360,000	4,660,526
Total			47,599,336
Gas Distributors 0.3%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	1,525,000	1,810,427
Sempra Energy Senior Unsecured
11/15/13	8.900%	5,230,000	5,756,399
Total			7,566,826
Gas Pipelines 1.6%
Energy Transfer Partners LP Senior Unsecured
04/15/14	8.500%	5,215,000	5,773,208
NiSource Finance Corp.
03/01/13	6.150%	4,288,000	4,434,088
Plains All American Pipeline LP/Finance Corp.
08/15/16	5.875%	6,000,000	6,738,606

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	$8,530,000	$9,765,161
TransCanada PipeLines Ltd. Senior Unsecured
06/01/15	3.400%	7,350,000	7,852,357
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	7,790,000	9,334,048
Total			43,897,468
Health Care 0.9%
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	6,770,000	7,265,002
Express Scripts Holding Co.
06/15/14	6.250%	7,580,000	8,297,192
Hospira, Inc.
Senior Unsecured
06/15/14	5.900%	2,000,000	2,144,586
03/30/17	6.050%	6,287,000	7,091,560
Total			24,798,340
Healthcare Insurance 0.3%
CIGNA Corp. Senior Unsecured
11/15/16	2.750%	8,615,000	8,875,793
Independent Energy 1.5%
Anadarko Petroleum Corp. Senior Unsecured
03/15/14	7.625%	8,084,000	8,870,929
Encana Corp. Senior Unsecured
12/01/17	5.900%	7,430,000	8,469,345
Pioneer Natural Resources Co. Senior Unsecured
03/15/17	6.650%	5,588,000	6,490,289
Southwestern Energy Co.
02/01/18	7.500%	6,100,000	7,318,146
Woodside Finance Ltd. (b)
03/01/14	8.125%	2,070,000	2,273,009
11/10/14	4.500%	7,225,000	7,646,742
Total			41,068,460
Life Insurance 1.2%
Hartford Financial Services Group, Inc. Senior Unsecured
03/15/18	6.300%	6,730,000	7,359,949

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Lincoln National Corp. Senior Unsecured
02/15/14	4.750%	$5,285,000	$5,522,883
MetLife Institutional Funding II Secured (a)(b)
04/04/14	1.361%	10,000,000	10,048,490
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	9,030,000	10,302,372
Total			33,233,694
Media Cable 0.7%
Comcast Corp.
03/15/16	5.900%	9,391,000	10,815,145
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	10,005,000	10,423,189
Total			21,238,334
Media Non-Cable 0.7%
News America, Inc.
12/15/14	5.300%	8,710,000	9,546,395
TCM Sub LLC (b)
01/15/15	3.550%	8,605,000	9,083,363
Total			18,629,758
Metals 0.4%
ArcelorMittal Senior Unsecured
02/25/17	4.500%	9,000,000	8,759,230
Vale Overseas Ltd
01/11/16	6.250%	3,100,000	3,469,148
Total			12,228,378
Non-Captive Diversified 0.9%
General Electric Capital Corp. Senior Unsecured (a)
09/15/14	0.728%	25,315,000	25,008,714
Oil Field Services 0.3%
Weatherford International Ltd.
03/15/13	5.150%	139,000	142,757
Weatherford International, Inc.
06/15/17	6.350%	7,530,000	8,695,599
Total			8,838,356
Pharmaceuticals 0.2%
Roche Holdings, Inc. (b)
03/01/14	5.000%	3,945,000	4,209,074

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Sanofi Senior Unsecured (a)
03/28/14	0.771%	$1,000,000	$1,003,721
Total			5,212,795
Property & Casualty 1.2%
Berkshire Hathaway, Inc. Senior Unsecured (a)
08/15/14	1.167%	11,390,000	11,533,469
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	7,433,000	7,974,739
Liberty Mutual Group, Inc. Senior Unsecured (b)
08/15/16	6.700%	6,415,000	7,188,899
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	7,240,000	7,823,732
Total			34,520,839
Refining 0.2%
Phillips 66 (b)
05/01/17	2.950%	6,460,000	6,638,089
REITs 1.1%
Boston Properties LP Senior Unsecured
11/15/18	3.700%	5,888,000	6,131,054
Duke Realty LP Senior Unsecured
02/15/15	7.375%	7,340,000	8,188,599
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	7,300,000	7,702,507
Simon Property Group LP Senior Unsecured
03/01/17	5.875%	8,500,000	9,784,954
Total			31,807,114
Supermarkets 0.2%
Safeway, Inc. Senior Unsecured
08/15/17	6.350%	6,285,000	7,047,333
Technology 1.1%
Cisco Systems, Inc. Senior Unsecured (a)
03/14/14	0.718%	6,600,000	6,633,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Hewlett-Packard Co. Senior Unsecured (a)
05/30/14	0.867%	$13,775,000	$13,654,042
International Business Machines Corp. Senior Unsecured
02/06/15	0.550%	10,000,000	9,935,110
Total			30,222,752
Transportation Services 0.3%
ERAC U.S.A. Finance LLC (b)
05/01/15	5.600%	7,000,000	7,644,756
Wireless 0.3%
America Movil SAB de CV
03/01/14	5.500%	7,670,000	8,213,757
Wirelines 1.9%
AT&T, Inc. Senior Unsecured
09/15/14	5.100%	298,000	325,364
CenturyLink, Inc. Senior Unsecured
06/15/17	5.150%	9,000,000	9,208,053
Deutsche Telekom International Finance BV (b)
04/11/16	3.125%	8,150,000	8,429,586
France Telecom SA
Senior Unsecured
09/16/15	2.125%	2,315,000	2,327,899
09/14/16	2.750%	3,335,000	3,398,469
Telecom Italia Capital SA
10/01/15	5.250%	9,785,000	9,687,150
Telefonica Emisiones SAU
01/15/15	4.949%	12,000,000	11,344,884
Verizon Virginia, Inc. Senior Unsecured
03/15/13	4.625%	10,000,000	10,286,919
Total			55,008,324
Total Corporate Bonds & Notes (Cost: $803,603,150)			$814,789,567

Residential Mortgage-Backed Securities - Agency 16.8%
FDIC Structured Sale Guaranteed Notes CMO Series 2010-S1 Class 1A (a)(b)(c)
02/25/48	0.795%	11,667,674	11,675,795
Federal Home Loan Mortgage Corp. (a)(c)
03/01/34	2.357%	576,299	610,486
01/01/37	2.489%	701,083	745,171
04/01/35	2.557%	365,674	385,481

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/01/36	2.562%	$237,473	$253,474
01/01/36	2.833%	957,909	1,024,306
09/01/37	4.599%	842,381	899,958
07/01/36	5.881%	23,137	24,914
12/01/36	6.039%	442,760	479,947
Federal Home Loan Mortgage Corp. (a)(c)(d)
CMO IO Series 3630 Class AI
03/15/17	1.931%	4,901,752	190,408
Federal Home Loan Mortgage Corp. (c)
06/01/21-10/01/26	3.500%	8,171,307	8,599,959
05/01/24-07/01/25	4.000%	15,493,578	16,383,040
02/01/13-05/01/25	4.500%	11,380,862	12,096,474
11/01/17-07/01/25	5.000%	26,470,439	28,369,499
05/01/17-02/01/24	5.500%	13,599,950	14,837,281
03/01/17-10/01/21	6.000%	1,832,661	2,012,699
04/01/17	6.500%	3,921,460	4,235,919
09/01/15	7.500%	13,469	14,138
CMO Series 2467 Class NB
07/15/17	5.000%	3,747,617	4,004,557
CMO Series 2535 Class TE
12/15/31	5.500%	999,243	1,013,255
CMO Series 2624 Class LP
01/15/17	3.500%	16,808	16,807
CMO Series 2899 Class KC
03/15/19	4.500%	3,375,405	3,462,155
CMO Series 3414 Class A
07/15/22	4.500%	6,163,928	6,430,690
CMO Series 3455 Class KA
10/15/34	5.000%	765,086	776,624
CMO Series 3531 Class CE
01/15/39	3.000%	1,531,370	1,596,388
CMO Series 3536 Class PC
05/15/39	4.500%	4,506,445	4,788,442
CMO Series 3552 Class AB
10/15/36	5.000%	6,695,657	6,868,952
CMO Series 3556 Class MA
07/15/37	5.000%	5,385,799	5,690,862
CMO Series 3561 Class AJ
08/15/19	3.100%	2,287,037	2,324,548
CMO Series 3565 Class KA
12/15/35	5.000%	3,239,119	3,304,124
CMO Series 3567 Class ND
12/15/17	4.000%	8,320,178	8,703,810
CMO Series 3774 Class AB
12/15/20	3.500%	8,455,458	8,958,515
CMO Series 3812 Class BE
09/15/18	2.750%	5,114,688	5,305,592
CMO Series 3831 Class CG
10/15/18	3.000%	15,031,096	15,624,676
CMO Series 3832 Class AC
10/15/18	3.000%	10,767,217	11,192,416
CMO Series 3856 Class EA

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/15/18	3.000%	$10,938,459	$11,373,617
CMO Series 3862 Class LA
11/15/18	2.500%	3,347,537	3,460,132
CMO Series R010 Class AB
12/15/19	5.500%	2,213,525	2,247,959
Federal Home Loan Mortgage Corp. (c)(d)
CMO IO Series 11 Class B
01/01/20	10.000%	3,520	849
Federal Home Loan Mortgage Corp. (c)(e)
07/01/27	3.000%	8,184,000	8,556,117
07/01/27	3.500%	50,000,000	52,578,125
Federal National Mortgage Association (a)(c)
06/01/33	1.806%	1,217,292	1,252,425
04/01/36	2.162%	1,404,084	1,485,108
11/01/34	2.168%	359,657	378,730
07/01/34	2.282%	1,027,966	1,096,913
04/01/36	2.300%	311,288	329,487
01/01/35	2.303%	790,341	836,976
08/01/35	2.349%	663,295	688,835
04/01/34	2.563%	810,014	864,354
06/01/34	2.623%	730,695	778,197
03/01/34	2.752%	924,075	986,135
06/01/37	2.792%	1,606,066	1,671,946
06/01/35	2.867%	1,081,653	1,155,625
08/01/36	4.078%	205,027	215,178
07/01/35	4.937%	920,383	982,073
07/01/33	4.954%	1,614,682	1,727,438
04/01/36	5.429%	252,995	271,952
09/01/37	5.722%	292,697	312,696
07/01/36	5.758%	21,786	23,572
10/01/35	6.046%	473,498	502,880
09/01/37	6.320%	406,354	442,628
CMO Series 2003-W11 Class A1
06/25/33	3.318%	58,907	58,891
Federal National Mortgage Association (c)
10/01/20	3.500%	1,179,805	1,246,584
03/01/20	4.000%	2,170,207	2,309,376
10/01/13-11/01/17	4.500%	1,122,149	1,192,596
08/01/13-03/01/25	5.000%	15,127,264	16,310,045
08/01/17-01/01/25	5.500%	49,329,865	53,918,053
06/01/17-11/01/17	6.000%	8,301,070	8,960,710
08/01/14	6.500%	80,083	83,408
06/01/17-08/01/17	7.000%	326,908	355,665
08/01/15	7.500%	11,521	12,310
CMO Series 2002-95 Class EB
04/25/31	5.000%	265,565	267,255
CMO Series 2003-129 Class AP
01/25/19	4.000%	2,151,309	2,237,425
CMO Series 2003-49 Class YC
06/25/23	4.000%	1,655,568	1,774,128
CMO Series 2004-60 Class PA
04/25/34	5.500%	1,509,847	1,632,343
CMO Series 2005-22 Class KJ

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/25/33	5.000%	$5,603,523	$5,735,776
CMO Series 2006-22 Class CB
11/25/21	4.500%	1,080,232	1,104,502
CMO Series 2007-35 Class DH
09/25/33	5.000%	1,372,360	1,404,403
CMO Series 2008-18 Class HD
12/25/18	4.000%	3,677,633	3,860,609
CMO Series 2008-45 Class DA
03/25/23	4.500%	6,437,187	6,952,763
CMO Series 2009-70 Class NL
08/25/19	3.000%	672,274	698,680
CMO Series 2009-88 Class HA
11/25/24	3.000%	10,327,348	10,753,511
CMO Series 2010-9 Class PA
10/25/39	4.500%	4,393,127	4,422,108
CMO Series 2011-25 Class AH
06/25/21	2.750%	12,971,873	13,450,388
CMO Series 2011-3 Class EK
05/25/20	2.750%	1,090,407	1,130,445
Federal National Mortgage Association (c)(d)
CMO IO STRIPS Series 163 Class 2
07/25/22	8.500%	205,133	28,365
CMO IO STRIPS Series 36 Class 2
08/01/18	9.500%	2,126	401
Federal National Mortgage Association (c)(e)
07/01/27	3.000%	28,810,000	30,182,975
Federal National Mortgage Association (c)(f)
CMO PO Series G-15 Class A
06/25/21	0.000%	12,239	11,813
CMO PO Series 1993-92 Class C
05/25/23	0.000%	542,461	496,220
Government National Mortgage Association (a)(c)
03/20/30	1.625%	43,170	44,764
04/20/22-06/20/29	2.375%	1,142,827	1,186,972
07/20/18	3.000%	141,717	148,590
Government National Mortgage Association (c)
08/15/13-09/20/21	6.000%	746,759	792,550
09/15/13-11/15/33	6.500%	207,766	240,210
11/15/13-08/15/29	7.000%	38,199	44,992
CMO Series 2008-30 Class AC
06/20/37	4.000%	3,770,673	3,930,223
CMO Series 2009-33 Class NK
05/20/39	4.500%	3,000,957	3,242,638
CMO Series 2010-61 Class PA
03/20/33	4.500%	5,195,482	5,465,399
Total Residential Mortgage-Backed Securities - Agency (Cost: $463,722,023)			$472,809,395

Residential Mortgage-Backed Securities - Non-Agency 2.3%
BCAP LLC Trust (a)(b)(c)
CMO Series 2010-RR2 Class 5A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
12/26/36	5.000%	$8,825,811	$8,850,651
CMO Series 2010-RR4 Class 32A1
01/26/37	4.000%	8,461,192	8,516,925
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	609,890	611,126
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1 (a)(b)(c)
06/26/37	0.455%	449,546	439,633
Countrywide Alternative Loan Trust CMO Series 2004-2CB Class 1A4 (a)(c)
03/25/34	0.645%	88,433	85,105
Credit Suisse Mortgage Capital Certificates (a)(b)(c)
CMO Series 2009-12R Class 25A1
10/27/37	4.669%	3,770,004	3,765,627
CMO Series 2009-12R Class 27A1
04/27/36	2.895%	896,773	894,546
CMO Series 2009-12R Class 30A1
12/27/36	6.715%	140,261	140,757
CMO Series 2009-12R Class 42A1
06/27/37	5.000%	697,725	698,585
CMO Series 2010-12R Class 12A1
05/26/37	4.000%	1,335,005	1,353,653
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	2,043,530	2,087,868
CMO Series 2009-12R Class 19A1
12/27/36	6.250%	4,117,137	4,332,924
JPMorgan Reremic CMO Series 2010-2 Class 2A1 (a)(b)(c)
03/21/37	2.635%	2,817,437	2,738,613
RAMP Trust Series 2005-RS2 Class M1 (a)(c)
02/25/35	0.695%	8,275,072	7,926,543
RBSSP Resecuritization Trust CMO Series 2012-2 Class 1A5 (a)(b)(c)
05/26/47	0.369%	7,846,607	7,701,936
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(c)
09/25/57	2.667%	8,422,296	8,435,143
Structured Asset Securities Corp. (c)
CMO Series 2003-14 Class 1A3
05/25/33	5.500%	82,798	86,009
CMO Series 2003-8 Class 2A7
04/25/33	5.750%	468,135	483,390
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1 (a)(b)(c)
12/27/46	5.235%	5,430,514	5,419,352
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $64,298,492)			$64,568,386

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 9.7%
Federal Home Loan Mortgage Corp. (a)(c)
Multifamily Structured Pass-Through Certificates
CMO Series K001 Class A2
04/25/16	5.651%	$3,102,690	$3,467,324
Federal Home Loan Mortgage Corp. (c)
Multifamily Structured Pass-Through Certificates
CMO Series K003 Class A1
07/25/13	2.225%	1,971,793	1,984,358
Federal National Mortgage Association CMO Series 2010-M4 Class A1 (c)
06/25/20	2.520%	2,385,589	2,486,773
Government National Mortgage Association (a)(c)
CMO Series 2011-143 Class AB
03/16/33	3.973%	18,618,378	19,641,346
Government National Mortgage Association (c)
CMO Series 2007-13 Class C
06/16/40	5.020%	6,129,378	6,508,071
CMO Series 2009-105 Class A
12/16/50	3.456%	6,471,857	6,711,012
CMO Series 2009-114 Class A
12/16/38	3.103%	5,050,796	5,209,423
CMO Series 2009-63 Class A
01/16/38	3.400%	3,913,780	4,076,417
CMO Series 2009-71 Class A
04/16/38	3.304%	11,582,385	11,987,316
CMO Series 2009-90 Class AC
01/16/33	3.137%	5,400,000	5,534,746
CMO Series 2010-102 Class AE
11/16/39	3.500%	9,753,407	10,230,202
CMO Series 2010-13 Class A
08/16/22	2.461%	3,764,191	3,791,113
CMO Series 2010-141 Class A
08/16/31	1.864%	4,546,577	4,598,567
CMO Series 2010-159 Class A
01/16/33	2.159%	6,380,719	6,495,304
CMO Series 2010-161 Class AB
05/16/35	2.110%	15,643,223	15,910,659
CMO Series 2010-18 Class A
12/16/50	3.100%	4,789,416	4,998,335
CMO Series 2010-22 Class AC
12/16/30	2.229%	2,886,005	2,917,191
CMO Series 2010-49 Class A
03/16/51	2.870%	1,242,529	1,272,719
CMO Series 2010-65 Class A
11/16/28	2.017%	2,774,019	2,781,567
CMO Series 2010-83 Class A
10/16/50	2.021%	4,156,716	4,183,723
CMO Series 2011-1 Class A
12/16/31	2.239%	5,571,408	5,667,944
CMO Series 2011-120 Class AB
08/16/33	2.400%	12,864,863	13,172,527
CMO Series 2011-144 Class AB
07/16/35	2.012%	5,121,453	5,222,596
CMO Series 2011-149 Class A
10/16/46	3.000%	4,587,594	4,846,463
CMO Series 2011-16 Class A
11/16/34	2.210%	8,228,700	8,373,729
CMO Series 2011-20 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
04/16/32	1.883%	$6,482,890	$6,561,657
CMO Series 2011-31 Class A
12/16/35	2.210%	5,764,729	5,880,542
CMO Series 2011-49 Class A
07/16/38	2.450%	21,123,362	21,717,055
CMO Series 2011-78 Class A
08/16/34	2.250%	11,314,217	11,520,129
CMO Series 2012-1 Class AB
09/16/33	1.999%	9,746,999	9,932,558
CMO Series 2012-22 Class AB
03/16/33	1.661%	5,756,408	5,821,331
CMO Series 2012-55 Class A
08/16/33	1.704%	11,526,743	11,665,545
CMO Series 2012-58 Class A
01/16/40	2.500%	16,883,905	17,510,518
CMO Series 2012-79 Class A
04/16/39	1.800%	13,841,000	14,103,425
CMO Series 2012-9 Class A
05/16/39	3.220%	2,478,541	2,614,868
Government National Mortgage Association (c)(e)
CMO Series 2012-89 Class A
06/15/17	1.537%	1,820,000	1,838,200
Total Commercial Mortgage-Backed Securities - Agency (Cost: $268,476,006)			$271,235,253

Commercial Mortgage-Backed Securities - Non-Agency 7.3%
Bear Stearns Commercial Mortgage Securities (a)(c)
Series 2005-T20 Class AAB
10/12/42	5.282%	10,715,007	11,170,041
Series 2006-PW12 Class AAB
09/11/38	5.876%	2,782,050	2,885,462
Bear Stearns Commercial Mortgage Securities (c)
Series 2005-PW10 Class AAB
12/11/40	5.382%	7,752,234	7,965,575
Citigroup Commercial Mortgage Trust (a)(c)
Series 2004-C1 Class A3
04/15/40	5.251%	2,788,000	2,837,046
Citigroup Commercial Mortgage Trust (c)
Series 2004-C2 Class A3
10/15/41	4.380%	285,678	285,568
Series 2005-C3 Class ASB
05/15/43	4.755%	6,258,651	6,483,537
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (a)(c)
07/15/44	5.394%	5,000,000	5,564,125
Commercial Mortgage Pass-Through Certificates Series 2011-STRT Class A (b)(c)
12/10/24	2.555%	4,000,000	4,012,848
Credit Suisse First Boston Mortgage Securities Corp. (a)(c)
Series 2004-C1 Class A4
01/15/37	4.750%	7,149,126	7,466,340
Series 2005-C5 Class AAB
08/15/38	5.100%	3,854,269	3,992,846
Credit Suisse First Boston Mortgage Securities Corp. (c)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2002-CP5 Class A2
12/15/35	4.940%	$21,751,680	$21,875,403
Series 2005-C2 Class AAB
04/15/37	4.681%	7,112,559	7,256,908
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class AAB (c)
06/10/48	4.599%	1,692,219	1,735,382
GMAC Commercial Mortgage Securities, Inc. (c)
Series 2002-C3 Class A2
07/10/39	4.930%	5,290,570	5,336,557
Series 2003-C1 Class A2
05/10/36	4.079%	4,727,019	4,778,095
Series 2004-C1 Class A4
03/10/38	4.908%	8,095,000	8,476,874
GS Mortgage Securities Corp. II (b)(c)
Series 2011-ALF Class A
02/10/21	2.716%	6,088,126	6,186,145
Series 2011-GC3 Class A1
03/10/44	2.331%	12,781,216	13,024,147
Greenwich Capital Commercial Funding Corp. (c)
Series 2003-C2 Class A3
01/05/36	4.533%	682,171	681,911
Series 2005-GG3 Class AAB
08/10/42	4.619%	11,094,550	11,326,071
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(c)
Series 2003-LN1 Class A2
10/15/37	4.920%	9,786,000	10,118,724
Series 2005-CB11 Class ASB
08/12/37	5.201%	7,671,058	7,930,823
Series 2006-CB14 Class ASB
12/12/44	5.506%	6,194,172	6,531,580
Series 2006-LDP7 Class ASB
04/15/45	6.064%	2,113,194	2,248,781
JPMorgan Chase Commercial Mortgage Securities Corp. (c)
Series 2002-C2 Class A2
12/12/34	5.050%	6,729,932	6,771,711
Series 2005-LDP2 Class ASB
07/15/42	4.659%	6,870,146	7,130,140
LB-UBS Commercial Mortgage Trust (c)
Series 2003-C1 Class A3
03/15/27	4.095%	1,134,004	1,142,287
Series 2005-C2 Class AAB
04/15/30	5.007%	1,214,090	1,237,092
Series 2007-C1 Class AAB
02/15/40	5.403%	5,046,765	5,296,045
Series 2008-C1 Class A1
04/15/41	5.611%	244,540	245,531
Nationslink Funding Corp. Series 1999-LTL1 Class A3 (c)
01/22/26	7.104%	5,926,354	6,298,140
S2 Hospitality LLC Series 2012-LV1 Class A (b)(c)
04/15/25	4.500%	3,250,000	3,250,368
Wachovia Bank Commercial Mortgage Trust (a)(c)
Series 2004-C12 Class A4
07/15/41	5.494%	10,595,000	11,309,527
Wachovia Bank Commercial Mortgage Trust (c)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2005-C17 Class APB
03/15/42	5.037%	$992,734	$1,015,354
Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $205,077,425)			$203,866,984

Asset-Backed Securities - Agency —%
Agencies —%
Small Business Administration Pools (a)
06/25/22	0.875%	131,293	132,366
Mortgages Other —%
United States Small Business Administration Series 2002-P10B Class 1
08/10/12	5.199%	146,171	146,952
Total Asset-Backed Securities - Agency (Cost: $277,391)			$279,318

Asset-Backed Securities - Non-Agency 16.3%
ARI Fleet Lease Trust Series 2012-A Class A (a)(b)
03/15/20	0.792%	4,750,000	4,750,008
Aames Mortgage Investment Trust Series 2005-3 Class A2 (a)(b)
08/25/35	0.505%	14,981,934	14,418,509
Access Group, Inc. (a)
Series 2004A Class A2
04/25/29	0.726%	18,450,501	17,363,476
Series 2007A Class A2
08/25/26	0.597%	7,800,645	7,353,348
Ally Master Owner Trust (a)
CMO Series 2011-3 Class A1
05/15/16	0.872%	2,035,000	2,046,641
Series 2011-4 Class A1
09/15/16	1.042%	19,690,000	19,755,119
Series 2012-1 Class A1
02/15/17	1.042%	10,000,000	10,039,388
AmeriCredit Automobile Receivables Trust Series 2008-2 Class A3 (a)
04/06/15	5.239%	980,664	1,007,777
American Credit Acceptance Receivables Trust Series 2012-1 Class A2 (b)
10/15/15	3.040%	6,000,000	6,000,821
Amresco Residential Securities Mortgage Loan Trust Series 1998-3 Class A7 (a)(g)
07/25/28	0.725%	14,774	10,740
Arizona Educational Loan Marketing Corp. Series 2004A Class A2 (a)
12/01/23	0.687%	7,452,632	7,245,448

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Avis Budget Rental Car Funding AESOP LLC Series 2012-1A Class A (b)
08/20/16	2.054%	$14,200,000	$14,320,430
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1 (a)
11/25/36	0.295%	43,876	43,716
Brazos Higher Education Authority Series 2011-1 Class A1 (a)
02/25/20	0.917%	746,892	747,577
CIT Education Loan Trust Series 2005-1 Class A2 (a)
03/15/22	0.558%	1,185,174	1,180,943
CNH Wholesale Master Note Trust Series 2011-1A Class A (a)(b)
12/15/15	1.042%	7,000,000	7,003,559
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (a)
05/25/36	0.345%	477,813	469,475
Chesapeake Funding LLC (a)(b)
Series 2009-1 Class A
12/15/20	2.242%	2,918,421	2,922,077
Series 2011-2A Class A
04/07/24	1.490%	11,360,000	11,518,703
Citigroup Mortgage Loan Trust, Inc. (a)
Series 2006-WFH4 Class A2
11/25/36	0.345%	100,381	100,183
Citigroup Mortgage Loan Trust, Inc. (a)(b)
Series 2003-HE4 Class A
12/25/33	0.656%	5,322,158	5,191,074
Cityscape Home Equity Loan Trust (a)(g)
Series 1997-C Class A3
07/25/28	7.380%	607,537	587,679
Cityscape Home Equity Loan Trust (g)
Series 1997-B Class A7
05/25/28	7.410%	6,833	3,483
Conn Funding II LP CMO Series 2012-AA Class A (a)(b)
04/15/16	4.000%	5,730,186	5,694,085
Countrywide Asset-Backed Certificates Series 2005-11 Class 3AV3 (a)
02/25/36	0.665%	5,137,519	5,106,838
DT Auto Owner Trust (b)
Series 2011-1A Class B
12/16/13	1.940%	2,328,472	2,330,772
Series 2011-2A Class B
02/16/16	2.120%	4,104,000	4,106,840
Series 2011-3A Class B
02/15/17	3.020%	4,300,000	4,301,544
EFS Volunteer LLC Series 2010-1 Class A1 (a)(b)
10/26/26	1.316%	11,428,213	11,399,255
Educational Funding of the South, Inc. Series 2011-1 Class A1 (a)
10/25/21	1.016%	3,288,571	3,278,580

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (a)
01/25/36	0.585%	$23,000,000	$21,855,727
First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC)
06/25/25	6.680%	32,172	31,163
First Franklin Mortgage Loan Asset-Backed Certificates Series 2005-FF9 Class A3 (a)
10/25/35	0.525%	8,577,298	8,449,908
First Investors Auto Owner Trust (b)
Series 2011-1 Class A2
03/16/15	1.470%	2,775,363	2,782,046
Series 2011-2A Class A2
08/15/17	2.600%	7,063,218	7,069,555
Series 2012-1A Class A2
11/15/17	1.960%	5,750,000	5,842,765
HSBC Home Equity Loan Trust Series 2006-2 Class A1 (a)
03/20/36	0.394%	14,479,878	13,653,715
IMC Home Equity Loan Trust
Series 1995-3 Class A5 (AGM)
04/25/26	7.500%	11,775	11,763
Series 1997-3 Class A7
08/20/28	7.080%	709	709
Keycorp Student Loan Trust (a)
Series 1999-A Class A2
12/27/29	0.791%	11,194,735	10,977,121
Series 1999-B Class A2
08/25/27	0.897%	5,037,837	4,982,447
Series 2006-A Class 2A2
06/27/25	0.541%	4,389,793	4,345,651
Marriott Vacation Club Owner Trust (b)
Series 2007-1A Class A
05/20/29	5.518%	2,006,710	2,073,772
Series 2009-2A Class A
07/20/31	4.809%	4,394,638	4,587,912
Miramax LLC Series 2011-1A Class A (b)
10/20/21	6.250%	6,110,714	6,338,459
Montana Higher Education Student Assistance Corp. Series 2006-1 Class A (a)
03/20/24	0.568%	9,228,922	9,120,141
Morgan Stanley ABS Capital I Series 2005-WMC5 Class M2 (a)
06/25/35	0.725%	138,349	138,314
National Collegiate Student Loan Trust Series 2006-2 Class A2 (a)
07/25/26	0.395%	9,760,649	8,803,357
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
07/01/21	0.961%	2,511,504	2,505,851
Park Place Securities, Inc. Series 2004-WCW2 Class M1 (a)
10/25/34	0.865%	10,422,440	10,369,244

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Prestige Auto Receivables Trust Series 2012-1A Class A2 (b)
12/15/15	1.230%	$5,455,000	$5,456,263
RAMP Trust Series 2004-RS8 Class AI4 (a)
06/25/32	5.060%	684,570	672,169
Residential Funding Mortgage Securities II Home Loan Trust Series 2003-HS3 Class A2B (NPFGC) (a)
08/25/33	0.535%	7,385	5,543
SLM Student Loan Trust (a)
Series 2003-A Class A2
09/15/20	0.908%	8,781,408	8,534,249
Series 2004B Class A2
06/15/21	0.668%	2,952,764	2,856,026
Series 2005-A Class A2
12/15/20	0.608%	7,829,345	7,721,117
SLM Student Loan Trust (a)(b)
Series 2011-A Class A1
10/15/24	1.242%	2,174,726	2,171,546
Series 2012-A Class A1
08/15/25	1.642%	4,492,180	4,523,197
Series 2012-B Class A1
12/15/21	1.342%	6,540,586	6,540,380
SMART Trust (a)(b)
Series 2011-1USA Class A3B
10/14/14	1.091%	12,632,292	12,654,698
Series 2011-2USA Class A3B
03/14/15	1.091%	11,000,000	11,040,499
Series 2012-1USA Class A3B
05/14/16	1.141%	1,000,000	1,000,109
Series 2012-2USA Class A3B
10/14/16	1.191%	3,250,000	3,249,999
SMART Trust (b)
Series 2011-4USA Class A2A
04/14/14	1.540%	9,155,000	9,182,659
Series 2012-1USA Class A2A
09/14/14	1.040%	5,075,000	5,074,549
Santander Drive Auto Receivables Trust
Series 2011-4 Class B
05/16/16	2.900%	10,000,000	10,188,286
Series 2012-1 Class B
05/16/16	2.720%	5,500,000	5,591,839
Sierra Receivables Funding Co. LLC (b)
Series 2010-2A Class A
11/20/25	3.840%	982,504	1,000,831
Series 2011-1A Class A
04/20/26	3.350%	5,374,389	5,435,237
Series 2011-2A Class A
05/20/28	3.260%	4,263,980	4,275,828
Series 2011-3A Class A
07/20/28	3.370%	6,112,205	6,108,871
Series 2012-1A Class A
11/20/28	2.840%	12,152,799	12,227,607
South Texas Higher Education Authority, Inc. Series 2012-1 Class A1 (a)
10/01/20	0.961%	8,143,986	8,069,794

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1 (a)
06/25/36	0.695%	$3,298,917	$3,200,002
Terwin Mortgage Trust Series 2007-4HE Class A1 (a)(b)
05/25/38	0.365%	3,262,587	3,057,990
Utah State Board of Regents Series 2011-1 Class A1 (a)
05/01/23	0.966%	2,430,035	2,430,035
Wachovia Student Loan Trust (a)
Series 2005-1 Class A4
07/27/20	0.576%	1,388,898	1,382,210
Wachovia Student Loan Trust (a)(b)
Series 2006-1 Class A4
04/25/23	0.546%	10,550,000	10,434,308
Westlake Automobile Receivables Trust (b)
Series 2011-1A Class A2
07/15/13	1.080%	897,454	897,447
Series 2011-1A Class A3
06/16/14	1.490%	4,385,000	4,386,423
Wheels SPV LLC Series 2012-1 Class A2 (b)
03/20/21	1.190%	4,600,000	4,599,969
Total Asset-Backed Securities - Non-Agency (Cost: $455,552,172)			$458,207,388

Inflation-Indexed Bonds 1.0%
United States 1.0%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	22,699,040	22,762,763
04/15/14	1.250%	5,435,400	5,611,626
Total			28,374,389
Total Inflation-Indexed Bonds (Cost: $28,394,555)			$28,374,389

U.S. Treasury Obligations 11.9%
U.S. Treasury
04/15/14	1.250%	45,000,000	45,731,250
12/15/14	0.250%	25,000,000	24,935,550
03/31/15	2.500%	151,000,000	159,682,500
U.S. Treasury (h)
03/15/15	0.375%	105,000,000	104,934,375
Total U.S. Treasury Obligations (Cost: $335,050,031)			$335,283,675

U.S. Government & Agency Obligations 3.0%
Federal Farm Credit Banks (a)
08/22/13	0.265%	6,000,000	6,005,568
04/21/14	2.710%	15,000,000	15,000,885

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
06/13/14	0.440%	$4,100,000	$4,105,191
Federal National Mortgage Association (a)
03/04/14	0.311%	58,329,000	58,386,831
Total U.S. Government & Agency Obligations (Cost: $83,460,871)			$83,498,475

Foreign Government Obligations 1.0%
CANADA 0.7%
Province of Ontario Senior Unsecured
05/26/15	0.950%	18,725,000	18,808,251
MEXICO 0.3%
Petroleos Mexicanos
03/15/15	4.875%	8,500,000	9,169,375
MOROCCO —%
Morocco Government AID Bond U.S. Government Guaranty (a)(i)
05/01/23	0.500%	935,000	888,250
Total Foreign Government Obligations (Cost: $28,442,134)			$28,865,876

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	14,175,000	15,005,088
Total Municipal Bonds (Cost: $14,247,821)			$15,005,088

		Shares	Value

Money Market Funds 4.4%
Columbia Short-Term Cash Fund, 0.152% (j)(k)		124,084,290	$124,084,290
Total Money Market Funds (Cost: $124,084,290)			$124,084,290
Total Investments
(Cost: $2,874,686,361) (l)			$2,900,868,084(m)
Other Assets & Liabilities, Net			(89,414,125)
Net Assets			$2,811,453,959

Investment in Derivatives

Futures Contracts Outstanding at June 30, 2012

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 2-year	1,014	223,270,125	Oct. 2012	—	(239,395)
U.S. Treasury Note, 5-year	(2,090)	(259,094,688)	Oct. 2012	—	(23,145)
Total				—	(262,540)

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $452,150,805 or 16.08% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $601,902, representing 0.02% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Amresco Residential Securities Mortgage Loan Trust
Series 1998-3 Class A7
07/25/28 0.725%	12-19-03	14,671
Cityscape Home Equity Loan Trust
Series 1997-B Class A7
05/25/28 7.410%	06-18-04 - 05-26-11	6,623
Cityscape Home Equity Loan Trust
Series 1997-C Class A3
07/25/28 7.380%	11-25-03 - 06-29-09	572,439

(h)	At June 30, 2012, investments in securities included securities valued at $1,499,063 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $888,250, which represents 0.03% of net assets.

(j)	The rate shown is the seven-day current annualized yield at June 30, 2012.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	120,157,982	350,055,302	(346,128,994)	—	124,084,290	52,547	124,084,290

(l)

At June 30, 2012, the cost of securities for federal income tax purposes was approximately $2,874,686,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$33,127,000
Unrealized Depreciation	(6,945,000)
Net Unrealized Appreciation	$26,182,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	814,789,567	—	814,789,567
Residential Mortgage-Backed Securities - Agency	—	472,809,395	—	472,809,395
Residential Mortgage-Backed Securities - Non-Agency	—	56,866,450	7,701,936	64,568,386
Commercial Mortgage-Backed Securities - Agency	—	269,397,053	1,838,200	271,235,253
Commercial Mortgage-Backed Securities - Non-Agency	—	197,680,839	6,186,145	203,866,984
Asset-Backed Securities - Agency	—	279,318	—	279,318
Asset-Backed Securities - Non-Agency	—	452,513,303	5,694,085	458,207,388
Inflation-Indexed Bonds	—	28,374,389	—	28,374,389
U.S. Treasury Obligations	335,283,675	—	—	335,283,675
U.S. Government & Agency Obligations	—	83,498,475	—	83,498,475
Foreign Government Obligations	—	27,977,626	888,250	28,865,876
Municipal Bonds	—	15,005,088	—	15,005,088
Total Bonds	335,283,675	2,419,191,503	22,308,616	2,776,783,794

Other
Money Market Funds	124,084,290	—	—	124,084,290
Total Other	124,084,290	—	—	124,084,290

Investments in Securities	459,367,965	2,419,191,503	22,308,616	2,900,868,084
Derivatives
Liabilities
Futures Contracts	(262,540)	—	—	(262,540)
Total	459,105,425	2,419,191,503	22,308,616	2,900,605,544

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential	Commercial	Commercial
	Mortgage-Backed	Mortgage-Backed	Mortgage-Backed	Asset-Backed	Foreign
	Securities -	Securities -	Securities -	Securities -	Government
	Non-Agency ($)	Agency ($)	Non-Agency ($)	Non-Agency ($)	Obligations ($)	Total ($)
Balance as of March 31, 2012	—	—	—	5,998,380	928,625	6,927,005
Accrued discounts/premiums	—	—	(844)	9,399	300	8,855
Realized gain (loss)	17,298	—	—	—	411	17,709
Change in unrealized appreciation (depreciation)(a)	12,260	—	(12,634)	(1,338)	1,414	(298)
Sales	(864,880)	—	—	(1,269,814)	(42,500)	(2,177,194)
Purchases	8,537,258	1,838,200	6,199,623	6,955,838	—	23,530,919
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	(5,998,380)	—	(5,998,380)
Balance as of June 30, 2012	7,701,936	1,838,200	6,186,145	5,694,085	888,250	22,308,616

(a)Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $(298) which is comprised of Residential Mortgage-Backed Securities - Non-Agency of $12,260, Commercial Mortgage-Backed Securities - Non-Agency of $(12,634), Asset-Backed Securities - Non-Agency of $(1,338) and Foreign Government Obligations of $1,414.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Mortgage and Asset Backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain Foreign Government Obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 21, 2012